Statement of Stockholders' Deficiency (Deficit) - USD ($)	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Total
Beginning Balance, Amount at Jul. 31, 2013	$ 225	$ 378,125	$ (638,117)	$ (259,767)
Beginning Balance, shares at Jul. 31, 2013	225,525
Interred interest on related party advances
Net loss for the year			(23,158)	$ (23,158)
Ending Balance, Amount at Jul. 31, 2014	$ 225	$ 378,125	$ (661,275)	(282,925)
Ending Balance, shares at Jul. 31, 2014	225,525
Interred interest on related party advances		516		516
Net loss for the year			$ 10,115	10,115
Ending Balance, Amount at Jul. 31, 2015	$ 225	$ 378,641	$ (651,160)	(272,294)
Ending Balance, shares at Jul. 31, 2015	225,525
Interred interest on related party advances				945
Net loss for the year				(28,254,102)
Ending Balance, Amount at Jan. 31, 2016				$ (257,727)